Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement of comprehensive income [abstract]
Net Earnings (Loss)		$ 6,450	$ 587	[1]	$ (2,379)	[1]
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Employment Benefits		71	38		(8)
Change in the fair value of equity instruments at FVOCI	[2]	2	0		0
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		713	(129)		(44)
Total Other Comprehensive Income (Loss), Net of Tax		786	(91)		(52)
Comprehensive Income (Loss)		$ 7,236	$ 496		$ (2,431)

[1]	See Note 3X for revisions to prior period results.
[2]	Fair value through other comprehensive income (loss) (“FVOCI”).